Impairments - Narrative (Details) shares in Millions, R in Millions		6 Months Ended			12 Months Ended
	Nov. 22, 2017 lb oz shares	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Jun. 30, 2017 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
IMPAIRMENTS
Impairments					R 86.0	R 3,041.4	R 4,411.0
Probable gold reserves | oz	2,400,000
Probable uranium reserves | lb	54,260,000
DRDGOLD Limited
IMPAIRMENTS
Number of shares acquired | shares	265
Property, plant and equipment member
IMPAIRMENTS
Impairments					5.1	2,603.3	4,303.4
Property, plant and equipment member | Driefontein Assets [Member]
IMPAIRMENTS
Impairments		R 2,171.8
Property, plant and equipment member | Beatrix Assets [Member]
IMPAIRMENTS
Impairments		166.9		R 603.7
Property, plant and equipment member | Burnstone Assets [Member]
IMPAIRMENTS
Impairments						193.6
Property, plant and equipment member | Cooke Assets [Member]
IMPAIRMENTS
Impairments				R 2,187.8
Property, plant and equipment member | WRTRP Assets [Member]
IMPAIRMENTS
Impairments			R 1,245.1
Property, plant and equipment member | De Bron Merriespruit Assets [Member]
IMPAIRMENTS
Impairments						227.1
Goodwill
IMPAIRMENTS
Impairments					54.3	436.3	99.1
Goodwill | Driefontein Assets [Member]
IMPAIRMENTS
Impairments		166.9
Goodwill | Kloof Assets [Member]
IMPAIRMENTS
Impairments		165.5
Goodwill | Beatrix Assets [Member]
IMPAIRMENTS
Impairments		R 103.9
Goodwill | WRTRP Assets [Member]
IMPAIRMENTS
Impairments			R 99.1
Loan to equity-accounted investee
IMPAIRMENTS
Impairments					14.3	R 1.8	R 8.5
Investment in equity-accounted investee
IMPAIRMENTS
Impairments					R 12.3